Investment Portfolioas of January 31, 2024 (Unaudited)
DWS Global Small Cap Fund
	Shares	Value ($)

Common Stocks 99.4%
Australia 2.9%
AMP Ltd.	854,202	519,433
Charter Hall Long Wale REIT	355,659	869,252
IPH Ltd.	185,618	829,286
Nickel Industries Ltd.	1,407,204	724,221
Orora Ltd.	652,166	1,191,416
Southern Cross Media Group Ltd.	693,335	468,147
Syrah Resources Ltd.*	487,500	132,295
(Cost $6,820,357)		4,734,050
Belgium 0.5%
Galapagos NV* (Cost $799,356)	20,214	757,945
Canada 0.6%
Quebecor, Inc. "B" (Cost $478,754)	42,102	1,023,701
Denmark 1.2%
Topdanmark AS (Cost $2,071,484)	43,026	1,909,069
Finland 0.6%
Tokmanni Group Corp. (Cost $719,816)	61,069	1,046,799
France 2.9%
Alten SA	13,943	2,151,876
Eiffage SA	7,911	826,700
Vallourec SACA*	116,860	1,674,013
(Cost $3,905,626)		4,652,589
Germany 3.6%
AIXTRON SE	82,504	3,104,726
Jumia Technologies AG (ADR)* (a)	116,754	337,419
MorphoSys AG* (a)	29,276	1,233,231
United Internet AG (Registered)	44,579	1,168,383
(Cost $3,544,443)		5,843,759
Ireland 1.1%
Dalata Hotel Group PLC (Cost $1,843,675)	343,977	1,784,879
Italy 2.2%
Buzzi SpA (Cost $2,458,392)	102,904	3,499,136
Japan 6.5%
BML, Inc.	21,900	423,368
JTOWER, Inc.* (a)	12,900	396,430
Kusuri no Aoki Holdings Co., Ltd.	21,580	467,088
Mani, Inc.	106,300	1,477,307
Nankai Electric Railway Co., Ltd.	44,900	874,660
Nippon Paper Industries Co., Ltd.*	175,800	1,629,730

Optorun Co., Ltd.	60,000	693,898
Sawai Group Holdings Co., Ltd.	21,100	798,655
Systena Corp.	859,000	1,736,269
Tsurumi Manufacturing Co., Ltd.	24,400	600,578
TV Asahi Holdings Corp.	34,900	416,649
Zenkoku Hosho Co., Ltd.	26,100	970,193
(Cost $10,423,796)		10,484,825
Jersey 0.4%
Novocure Ltd.* (b) (Cost $1,040,759)	50,273	699,800
Korea 3.0%
Advanced Nano Products Co., Ltd.*	14,916	1,048,585
Amotech Co., Ltd.*	220,829	1,269,654
Grand Korea Leisure Co., Ltd.*	48,583	459,736
Hite Jinro Co. Ltd.*	35,898	563,082
Seah Besteel Holdings Corp.*	96,756	1,582,481
(Cost $5,409,954)		4,923,538
Malta 0.6%
Kindred Group PLC (Cost $706,011)	85,695	1,007,859
Norway 0.4%
Hexagon Composites ASA*	226,954	506,691
Hexagon Purus ASA* (a)	77,894	58,885
(Cost $815,590)		565,576
Portugal 0.4%
REN - Redes Energeticas Nacionais SGPS SA (Cost $692,751)	244,473	601,175
Puerto Rico 0.9%
Popular, Inc. (Cost $1,225,067)	16,283	1,391,382
Singapore 0.5%
Kulicke & Soffa Industries, Inc. (b) (Cost $807,873)	17,644	887,846
Spain 0.5%
Fluidra SA (Cost $650,991)	40,893	883,103
Sweden 1.0%
Cibus Nordic Real Estate AB publ	97,103	1,144,789
Dometic Group AB 144A	59,888	475,997
(Cost $1,964,054)		1,620,786
Switzerland 2.9%
OC Oerlikon Corp. AG (Registered)	569,786	2,481,091
Siegfried Holding AG (Registered)	2,231	2,221,750
(Cost $4,579,521)		4,702,841
United Kingdom 7.4%
B&M European Value Retail SA	72,991	478,357
Clarkson PLC	20,800	934,985
Computacenter PLC	57,969	2,128,248
Drax Group PLC	202,959	1,310,406
Dunelm Group PLC	39,688	547,336
Genus PLC	12,128	353,091

Greggs PLC	53,283	1,800,328
RS GROUP PLC	148,168	1,466,951
Softcat PLC	61,041	1,114,500
TechnipFMC PLC (c)	91,714	1,773,749
(Cost $9,377,462)		11,907,951
United States 59.3%
Adeia, Inc.	43,900	532,946
Affiliated Managers Group, Inc.	11,752	1,749,168
Alcoa Corp.	37,782	1,124,015
Americold Realty Trust, Inc. (REIT)	55,686	1,531,365
Apple Hospitality REIT, Inc. (REIT)	47,123	756,795
ArcBest Corp.	13,756	1,638,752
Armada Hoffler Properties, Inc. (REIT)	42,191	504,604
Aspen Aerogels, Inc.*	99,680	1,119,406
Atkore, Inc.*	12,503	1,907,083
Avis Budget Group, Inc.	7,671	1,255,819
Bank OZK	19,310	871,074
Beam Global* (a)	50,668	346,062
Benchmark Electronics, Inc.	57,293	1,553,786
Bluebird Bio, Inc.*	361,197	368,421
Bridgebio Pharma, Inc.*	61,761	2,117,785
Builders FirstSource, Inc.*	26,853	4,665,172
Carvana Co.*	17,363	747,651
Casey's General Stores, Inc.	13,646	3,702,979
Chord Energy Corp.	5,913	909,183
Clearway Energy, Inc. "A"	22,610	507,821
CNX Resources Corp.*	65,574	1,324,595
Delek U.S. Holdings, Inc.	67,362	1,820,795
Ducommun, Inc.*	38,961	1,922,725
Easterly Government Properties, Inc. (REIT)	48,992	601,622
Eastern Bankshares, Inc.	85,027	1,186,977
EastGroup Properties, Inc. (REIT)	5,599	993,431
Essential Properties Realty Trust, Inc. (REIT)	19,555	487,115
Exact Sciences Corp.*	12,064	788,986
First Citizens BancShares, Inc. "A"	546	824,460
Five Below, Inc.*	4,074	731,120
Four Corners Property Trust, Inc. (REIT)	75,838	1,775,368
Hillenbrand, Inc.	39,165	1,823,914
Industrial Logistics Properties Trust (REIT)	189,736	755,149
Jefferies Financial Group, Inc.	70,602	2,877,738
Kimco Realty Corp. (REIT)	34,729	701,516
Kite Realty Group Trust (REIT)	35,508	759,871
Kohl's Corp.	23,599	607,910
Ladder Capital Corp. (REIT)	58,386	638,159
Lamb Weston Holdings, Inc.	18,360	1,880,798
Lazard, Inc.	28,602	1,114,906
Lumentum Holdings, Inc.*	23,292	1,279,662
Madison Square Garden Sports Corp.*	11,095	2,053,685
Modine Manufacturing Co.*	48,529	3,352,869
New Jersey Resources Corp.	23,014	939,662
NiSource, Inc.	30,515	792,475
Option Care Health, Inc.*	65,375	2,042,315
Physicians Realty Trust (REIT)	80,551	985,944
Reinsurance Group of America, Inc.	10,142	1,763,592
Rush Enterprises, Inc. "A"	82,191	3,691,198
SentinelOne, Inc. "A"*	126,070	3,378,676
Skillsoft Corp.* (a)	38,248	536,240

SkyWest, Inc.*	32,441	1,727,808
SouthState Corp.	32,964	2,739,308
Spectrum Brands Holdings, Inc.	13,630	1,071,591
Stride, Inc.*	19,091	1,144,505
Synovus Financial Corp.	69,646	2,622,868
Taylor Morrison Home Corp.*	37,498	1,955,146
Teladoc Health, Inc.*	28,740	558,418
Thermon Group Holdings, Inc.*	92,325	3,026,413
TopBuild Corp.*	12,248	4,521,104
Unum Group	9,630	465,514
Vitesse Energy, Inc.	9,678	203,340
Xperi, Inc.*	29,210	311,963
YETI Holdings, Inc.*	40,276	1,770,936
Zions Bancorp. NA	34,197	1,432,854
(Cost $65,114,097)		95,895,128
Total Common Stocks (Cost $125,449,829)		160,823,737

Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (d) (e) (Cost $2,421,172)	2,421,172	2,421,172

Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 5.36% (d) (Cost $805,406)	805,406	805,406

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $128,676,407)	101.4	164,050,315
Other Assets and Liabilities, Net	(1.4)	(2,315,588)
Net Assets	100.0	161,734,727
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2024 are as follows:
Value ($) at 10/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2024	Value ($) at 1/31/2024
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (d) (e)
2,372,000	49,172 (f)	—	—	—	20,647	—	2,421,172	2,421,172
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 5.36% (d)
1,298,494	4,390,942	4,884,030	—	—	14,818	—	805,406	805,406
3,670,494	4,440,114	4,884,030	—	—	35,465	—	3,226,578	3,226,578

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2024 amounted to $2,249,231, which is 1.4% of net assets.

(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At January 31, 2024 the DWS Global Small Cap Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)
Industrials	32,004,116	20%
Financials	23,076,695	14%
Consumer Discretionary	22,769,951	14%
Information Technology	20,144,050	13%
Health Care	13,841,072	9%
Materials	12,051,285	7%
Real Estate	11,866,821	7%
Energy	7,705,675	5%
Consumer Staples	7,685,538	5%
Communication Services	5,526,995	3%
Utilities	4,151,539	3%
Total	160,823,737	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$4,734,050	$—	$4,734,050
Belgium	—	757,945	—	757,945
Canada	1,023,701	—	—	1,023,701
Denmark	—	1,909,069	—	1,909,069
Finland	—	1,046,799	—	1,046,799
France	—	4,652,589	—	4,652,589
Germany	337,419	5,506,340	—	5,843,759
Ireland	—	1,784,879	—	1,784,879
Italy	—	3,499,136	—	3,499,136
Japan	—	10,484,825	—	10,484,825
Jersey	699,800	—	—	699,800
Korea	—	4,923,538	—	4,923,538
Malta	—	1,007,859	—	1,007,859
Norway	—	565,576	—	565,576
Portugal	—	601,175	—	601,175
Puerto Rico	1,391,382	—	—	1,391,382
Singapore	887,846	—	—	887,846
Spain	—	883,103	—	883,103
Sweden	—	1,620,786	—	1,620,786
Switzerland	—	4,702,841	—	4,702,841
United Kingdom	1,773,749	10,134,202	—	11,907,951
United States	95,895,128	—	—	95,895,128
Short-Term Investments (a)	3,226,578	—	—	3,226,578
Total	$105,235,603	$58,814,712	$—	$164,050,315

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGSCF-PH1
R-080548-2 (1/25)